PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

			Machinery,
			equipment	Work in
	Lands	Buildings	and facilities	progress	Other (1)	Total
Average rate %		3.57	5.97		16.52

Cost
Balance as at December 31, 2020	9,912,305	9,203,134	43,184,495	883,384	1,059,595	64,242,913
Additions	38,786		319,887	1,768,938	22,973	2,150,584
Write-offs (2)	(539,528)	(1,656)	(253,341)	(1,323)	(13,763)	(809,611)
Transfers and others (3)	379,539	214,340	698,591	(1,047,084)	35,796	281,182
Balance as of December 31, 2021	9,791,102	9,415,818	43,949,632	1,603,915	1,104,601	65,865,068
Additions(4)	5,089	516	381,741	11,220,806	15,832	11,623,984
Additions of merged companies (5)	3,829,344					3,829,344
Write-offs	(69,773)	(16,476)	(228,926)		(33,157)	(348,332)
Transfers and others (3)	930,646	245,017	1,057,918	(2,451,570)	194,052	(23,937)
Balance as at December 31, 2022	14,486,408	9,644,875	45,160,365	10,373,151	1,281,328	80,946,127

Depreciation
Balance as at December 31, 2020		(3,245,786)	(21,176,572)		(663,665)	(25,086,023)
Additions		(331,691)	(2,356,184)		(120,796)	(2,808,671)
Write-offs		495	186,775		11,535	198,805
Transfers		(115)	1,145		(506)	524
Balance as at December 31, 2021		(3,577,097)	(23,344,836)		(773,432)	(27,695,365)
Additions		(310,429)	(2,367,163)		(124,464)	(2,802,056)
Write-offs		5,863	170,491		29,773	206,127
Transfers		1,765	(204)		240	1,801
Balance as at December 31, 2022		(3,879,898)	(25,541,712)		(867,883)	(30,289,493)

Book value
Balance as at December 31, 2021	9,791,102	5,838,721	20,604,796	1,603,915	331,169	38,169,703
Balance as at December 31, 2022	14,486,408	5,764,977	19,618,653	10,373,151	413,445	50,656,634

1)Includes vehicles, furniture and utensils and computer equipment.
2)	In 2021 this included mainly the write-off of the sale of rural properties to Turvinho, the agreement for which was signed in November 2020.
3)	Includes transfers carried out between the items of property, plant and equipment, intangibles and inventory. In 2021, this includes transfers from sales of rural properties to those held for sale, as a result of the contract signed with Turvinho.
4)	The addition of work in progress refers, mainly to the Cerrado Project, of which we have the amount of R$1,832,746 as a non-cash effect in the period.
5)	Refers mainly to the acquisition of all the shares of the Parkia structure companies (Note 1.2.4) and Caravelas (Note 1.2.5).